STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2017	2016	2015

Expected dividend yield	0%	N/A	0%
			18
Risk-free interest rate	1.74%	N/A	1.51%
Expected volatility	140%	N/A	111%
Expected option life (in years)	5	N/A	4.94

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Weighted-
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Contractual
	Options	Price	Term (years)
Outstanding, December 31, 2015	1,900,000	$0.20	4.20
Granted	-	-	-
Expired	-	-	-
Outstanding, December 31, 2016	1,900,000	$0.20	3.20
Granted	4,630,000	$0.07	3.15
Outstanding, December 31, 2017	6,530,000	$0.13	3.80
Exercisable, December 31, 2017	3,443,333	$0.13	3.80

Schedule of Non-Vested Stock Options, Activity [Table Text Block]
		Weighted
		Average
	Number of	Grant Date
	Options	Fair Value

Non-vested at December 31, 2015	900,000	$0.15
Granted	-	-
Vested	(550,000)	$0.14

Non-vested at December 31, 2016	350,000	$0.16
Granted	4,630,000	$0.07
Vested	(1,893,333)	$0.07

Non-vested at December 31, 2017	3,086,667	$0.07

Schedule of Disclosure of Stock Options Outstanding [Table Text Block]
Number of Options	Exercise Price	Expiry Date
600,000	$0.20	April 30, 2019
300,000	$0.20	July 31, 2020
1,000,000	$0.20	September 4, 2020
4,630,000	$0.07	June 7, 2022
6,530,000